UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report The Advisors’ Inner Circle Fund

April 30, 2021

Cambiar Opportunity Fund	Cambiar International Small Cap Fund

Cambiar SMID Fund	Cambiar Global Equity Fund

Cambiar Small Cap Fund	Cambiar Aggressive Value Fund

Cambiar International Equity Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.3%
L3Harris Technologies	52,000	$10,879,960
Raytheon Technologies	90,000	7,491,600

		18,371,560

AIR FREIGHT & LOGISTICS — 3.2%
United Parcel Service, Cl B	55,000	11,212,300

AIRLINES — 2.0%
Southwest Airlines *	110,000	6,905,800

BANKS — 6.0%
JPMorgan Chase	64,000	9,843,840
US Bancorp	190,000	11,276,500

		21,120,340

BIOTECHNOLOGY — 4.4%
Biogen *	31,000	8,287,230
Incyte *	82,000	7,001,160

		15,288,390

CAPITAL MARKETS — 6.7%
Charles Schwab	100,000	7,040,000
Goldman Sachs Group	25,000	8,711,250
KKR, Cl A	135,000	7,638,300

		23,389,550

CHEMICALS — 2.9%
Corteva	210,000	10,239,600

COMMUNICATION EQUIPMENT — 3.0%
Motorola Solutions	56,000	10,544,800

CONSUMER FINANCE — 2.8%
American Express	64,000	9,814,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.9%
TE Connectivity	50,000	$6,723,500

FOOD, BEVERAGE & TOBACCO — 1.8%
Sysco	75,000	6,354,750

HEALTH CARE EQUIPMENT & SERVICES — 2.8%
Medtronic	75,000	9,819,000

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International	83,000	7,112,270

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Centene *	170,000	10,495,800

HOUSEHOLD PRODUCTS — 3.1%
Colgate-Palmolive	132,000	10,652,400

INDUSTRIAL CONGLOMERATES — 3.1%
3M	55,000	10,842,700

INSURANCE — 6.2%
Chubb	65,000	11,153,350
Principal Financial Group	162,000	10,346,940

		21,500,290

INTERACTIVE MEDIA & SERVICES — 3.0%
Alphabet, Cl A *	4,500	10,590,750

INTERNET & DIRECT MARKETING RETAIL — 2.2%
Amazon.com *	2,200	7,628,324

IT SERVICES — 5.8%
Fiserv *	92,000	11,051,040
Mastercard, Cl A	24,000	9,169,440

		20,220,480

MACHINERY — 1.9%
Stanley Black & Decker	32,000	6,616,640

MULTI-UTILITIES — 3.0%
Sempra Energy	75,000	10,317,750

PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb	170,000	10,611,400

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Invitation Homes	200,000	7,012,000
Welltower	100,000	7,503,000

		14,515,000

ROAD & RAIL — 3.5%
Uber Technologies *	100,000	5,477,000
Union Pacific	31,000	6,884,790

		12,361,790

SEMI-CONDUCTORS & EQUIPMENT — 5.1%
Applied Materials	79,000	10,484,090
Skyworks Solutions	40,000	7,253,200

		17,737,290

SEMI-CONDUCTORS & INSTRUMENTS — 2.6%
Marvell Technology	200,000	9,042,000

SPECIALTY RETAIL — 1.8%
TJX	91,000	6,461,000

TOTAL COMMON STOCK (Cost $234,302,654)		336,489,874

TOTAL INVESTMENTS— 96.3% (Cost $234,302,654)		$336,489,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND APRIL 30, 2021 (UNAUDITED)

Percentages are based on Net Assets of $349,268,324.
*	Non-income producing security.

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.2%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.7%
Huntington Ingalls Industries	16,500	$3,503,280

AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	30,500	3,350,730

BANKS — 10.0%
BOK Financial	35,000	3,077,900
East West Bancorp	44,000	3,350,600
First Horizon	183,000	3,347,070
Signature Bank NY	13,000	3,269,630

		13,045,200

BIOTECHNOLOGY — 2.7%
Exelixis *	141,000	3,471,420

BUILDING PRODUCTS — 2.4%
AO Smith	46,000	3,116,500

ELECTRICAL EQUIPMENT — 5.2%
GrafTech International	253,000	3,218,160
Hubbell, Cl B	18,500	3,552,185

		6,770,345

FOOD, BEVERAGE & TOBACCO — 2.5%
Lamb Weston Holdings	40,000	3,220,000

GAS UTILITIES — 2.4%
Atmos Energy	31,000	3,211,290

HEALTH CARE EQUIPMENT & SERVICES — 2.5%
STERIS	15,500	3,270,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 13.3%
American Financial Group	30,000	$3,685,800
Arch Capital Group *	87,000	3,454,770
Axis Capital Holdings	63,000	3,515,400
Fidelity National Financial	76,000	3,467,120
Reinsurance Group of America, Cl A	25,500	3,328,515

		17,451,605

IT SERVICES — 9.5%
Amdocs	41,000	3,146,340
Euronet Worldwide *	21,500	3,083,745
MAXIMUS	35,000	3,207,400
WEX *	14,500	2,975,545

		12,413,030

LIFE SCIENCES TOOLS & SERVICES — 4.8%
Bruker	52,000	3,563,040
Charles River Laboratories International *	8,200	2,726,090

		6,289,130

MACHINERY — 4.9%
Lincoln Electric Holdings	25,500	3,265,275
Toro	28,000	3,208,800

		6,474,075

PROFESSIONAL SERVICES — 2.2%
Leidos Holdings	29,000	2,937,120

REAL ESTATE INVESTMENT TRUSTS — 7.9%
American Homes 4 Rent, Cl A	100,000	3,704,000
National Retail Properties	69,000	3,202,980
VICI Properties	110,000	3,487,000

		10,393,980

SEMI-CONDUCTORS & INSTRUMENTS — 4.7%
ON Semiconductor *	76,400	2,979,600
Qorvo *	16,500	3,104,805

		6,084,405

SOFTWARE — 2.4%
Dolby Laboratories, Cl A	31,000	3,145,570

SPECIALTY RETAIL — 7.0%
Bed Bath & Beyond *	103,000	2,607,960
Burlington Stores *	10,700	3,491,731
Ulta Beauty *	9,300	3,062,955

		9,162,646

WATER UTILITIES — 2.6%
Essential Utilities	71,000	3,346,230

TOTAL COMMON STOCK
(Cost $90,391,467)		120,657,366

TOTAL INVESTMENTS— 92.2%
(Cost $90,391,467)		$120,657,366

Percentages are based on Net Assets of $130,811,956.
*	Non-income producing security.

Cl — Class

As of April 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%

	Shares	Value
AEROSPACE & DEFENSE — 4.5%
BWX Technologies	34,000	$2,275,280
Parsons *	51,000	2,260,830

		4,536,110

AIR FREIGHT & LOGISTICS — 4.2%
Forward Air	23,500	2,074,815
Hub Group, Cl A *	34,000	2,234,480

		4,309,295

BANKS — 10.1%
Cathay General Bancorp	49,000	1,983,520
Prosperity Bancshares	28,500	2,090,760
Texas Capital Bancshares *	31,000	2,127,530
United Bankshares	53,000	2,081,310
United Community Banks	62,000	2,028,640

		10,311,760

BIOTECHNOLOGY — 3.5%
Emergent BioSolutions *	22,500	1,372,050
Exelixis *	90,500	2,228,110

		3,600,160

BUILDING PRODUCTS — 2.2%
PGT Innovations *	84,000	2,211,720

CHEMICALS — 2.4%
Cabot	45,000	2,469,600

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Healthcare Services Group	63,000	1,886,850

CONSTRUCTION & ENGINEERING — 1.9%
NV5 Global *	21,000	1,892,730

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
ELECTRIC UTILITIES — 2.2%
IDACORP	22,000	$2,254,560

ELECTRICAL EQUIPMENT — 4.2%
EnerSys	23,000	2,106,340
GrafTech International	174,000	2,213,280

		4,319,620

FOOD PRODUCTS — 4.2%
Hain Celestial Group *	48,000	1,968,480
Sanderson Farms	13,800	2,270,514

		4,238,994

HEALTH CARE EQUIPMENT & SERVICES — 6.1%
Cardiovascular Systems *	45,500	1,834,560
ICU Medical *	9,500	1,978,565
NuVasive *	34,000	2,429,300

		6,242,425

HEALTH CARE PROVIDER & SERVICES — 4.1%
Apria *	69,000	2,066,550
Innovage Holding *	81,000	2,062,260

		4,128,810

INSURANCE — 10.8%
Axis Capital Holdings	41,000	2,287,800
First American Financial	35,500	2,289,750
James River Group Holdings	41,500	1,955,065
Reinsurance Group of America, Cl A	17,500	2,284,275
RenaissanceRe Holdings	13,000	2,194,530

		11,011,420

IT SERVICES — 6.7%
Perficient *	32,000	2,099,520
Switch, Cl A	140,000	2,599,800
WNS Holdings ADR *	29,000	2,100,470

		6,799,790

MACHINERY — 2.2%
Mueller Water Products, Cl A	159,000	2,283,240

PHARMACEUTICALS — 2.1%
Harmony Biosciences Holdings *	73,000	2,138,900

PROFESSIONAL SERVICES — 4.8%
Insperity	24,500	2,144,730
ManpowerGroup	23,000	2,780,470

		4,925,200

REAL ESTATE INVESTMENT TRUSTS — 4.7%
Essential Properties Realty Trust	90,000	2,357,100
NETSTREIT	117,000	2,437,110

		4,794,210

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap *	59,600	2,105,072

SEMI-CONDUCTORS & EQUIPMENT — 6.0%
Cohu	50,000	2,000,500
Diodes *	26,500	2,035,465
Rambus *	106,000	2,011,880
SkyWater Technology *	5,522	114,858

		6,162,703

SOFTWARE — 6.2%
Bottomline Technologies DE *	41,000	1,990,960
Cognyte Software *	81,000	2,116,530
Envestnet *	30,500	2,251,815

		6,359,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SPECIALTY RETAIL — 1.8%
Bed Bath & Beyond *	73,000	$1,848,360

TOTAL COMMON STOCK (Cost $78,149,987)		100,830,834

RIGHTS — 0.1%

	Number of Rights
Stemline Therapeutics * (A)
(Cost $–)	53,978	38,864

TOTAL INVESTMENTS— 99.0% (Cost $78,149,987)		$100,869,698

Percentages are based on Net Assets of $101,925,453.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,830,834	$—	$—	$100,830,834
Rights	—	—	38,864	38,864

Total Investments in Securities	$100,830,834	$—	$38,864	$100,869,698

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%

	Shares	Value
BELGIUM — 3.7%
KBC Group	270,000	$20,976,231
UCB	180,000	16,676,245

		37,652,476

BRAZIL — 2.0%
Itau Unibanco Holding ADR	4,000,000	20,000,000

CHINA — 6.7%
Alibaba Group Holding ADR *	125,000	28,868,750
Vipshop Holdings ADR *	650,000	20,000,500
Yum China Holdings	300,000	18,876,000

		67,745,250

DENMARK — 1.9%
Carlsberg, Cl B	110,000	19,357,397

FINLAND — 2.4%
Nordea Bank Abp *	2,340,000	24,313,411

FRANCE — 13.6%
Air Liquide	120,000	20,215,204
Airbus	165,000	19,825,312
Capgemini	125,000	22,902,966
Cie de Saint-Gobain	375,000	23,669,404
Danone	280,000	19,736,706
Pernod Ricard	145,000	29,757,625

		136,107,217

GERMANY — 14.6%
Deutsche Boerse	120,000	20,673,984
Deutsche Post	350,000	20,599,745
Fresenius Medical Care & KGaA	280,000	22,271,541
Merck KGaA	120,000	21,085,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
SAP	225,000	$31,584,453
Siemens	180,000	30,041,478

		146,256,357

HONG KONG — 4.6%
AIA Group	1,460,000	18,646,962
Sands China	5,800,000	27,546,622

		46,193,584

ITALY — 2.0%
Enel	2,000,000	19,878,091

JAPAN — 7.3%
FANUC	74,000	17,045,933
Hitachi	390,000	19,202,031
Komatsu	710,000	20,821,210
Murata Manufacturing	205,000	16,324,595

		73,393,769

NETHERLANDS — 6.6%
ASML Holding	32,000	20,821,141
Koninklijke Philips	327,000	18,430,287
Prosus	250,000	27,119,877

		66,371,305

SINGAPORE — 2.1%
DBS Group Holdings	920,000	20,677,964

SPAIN — 5.9%
Aena SME ADR *	1,053,488	18,615,133
Amadeus IT Group	270,000	18,405,329
Banco Santander	5,650,000	21,838,669

		58,859,131

SWITZERLAND — 7.6%
Adecco Group	300,000	20,314,262
Julius Baer Group	300,000	18,895,155
Roche Holding	57,000	18,574,541
Zurich Insurance Group	46,000	18,873,474

		76,657,432

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	144,000	16,810,560

UNITED KINGDOM — 14.6%
Anglo American	725,000	30,738,582
BAE Systems	2,750,000	19,224,820
Compass Group	885,000	19,219,469
Entain	1,650,000	38,544,587
Reckitt Benckiser Group	210,000	18,709,138
Smith & Nephew ADR	475,000	20,505,750

		146,942,346

TOTAL COMMON STOCK (Cost $752,290,093)		977,216,290

TOTAL INVESTMENTS — 97.3% (Cost $752,290,093)		$977,216,290

Percentages are based on Net Assets of $1,004,347,239.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND APRIL 30, 2021 (UNAUDITED)

The following is a list of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$37,652,476	$—	$—	$37,652,476
Brazil	20,000,000	—	—	20,000,000
China	67,745,250	—	—	67,745,250
Denmark	—	19,357,397	—	19,357,397
Finland	24,313,411	—	—	24,313,411
France	136,107,217	—	—	136,107,217
Germany	146,256,357	—	—	146,256,357
Hong Kong	—	46,193,584	—	46,193,584
Italy	19,878,091	—	—	19,878,091
Japan	73,393,769	—	—	73,393,769
Netherlands	66,371,305	—	—	66,371,305
Singapore	20,677,964	—	—	20,677,964
Spain	58,859,131	—	—	58,859,131
Switzerland	76,657,432	—	—	76,657,432
Taiwan	16,810,560	—	—	16,810,560
United Kingdom	146,942,346	—	—	146,942,346

Total Common Stock	911,665,309	65,550,981	—	977,216,290

Total Investments in Securities	$911,665,309	$65,550,981	$—	$977,216,290

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%

	Shares	Value
ARGENTINA — 2.6%
Despegar.com *	179,000	$2,369,960

AUSTRIA — 2.3%
Flughafen Wien	57,000	2,083,268

CHINA — 1.7%
Autohome ADR	16,382	1,519,103

DENMARK — 2.3%
GN Store Nord	23,517	2,119,516

FINLAND — 2.1%
Nokian Renkaat	51,692	1,925,314

FRANCE — 11.3%
Eurazeo	27,569	2,296,947
Euronext (A)	17,804	1,791,595
Fnac Darty	26,050	1,836,845
Remy Cointreau	7,081	1,414,889
Virbac *	6,174	2,004,136
Wendel	7,590	1,010,150

		10,354,562

GERMANY — 15.1%
Brenntag	30,101	2,702,601
Gerresheimer	12,648	1,360,188
KION Group	21,716	2,165,412
MTU Aero Engines	6,080	1,534,309
Rheinmetall	21,588	2,250,237
Scout24 (A)	22,614	1,879,765
Stabilus	24,209	1,891,851

		13,784,363

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 2.2%
ASM Pacific Technology	131,832	$1,996,316

ITALY — 6.2%
Azimut Holding	73,384	1,757,027
Buzzi Unicem	67,327	1,797,772
Technogym (A)	161,532	2,165,360

		5,720,159

JAPAN — 11.7%
Ichigo	472,600	1,474,578
Kakaku.com	62,500	1,698,463
Matsumotokiyoshi Holdings	44,500	1,785,456
OKUMA	29,050	1,565,601
Ryohin Keikaku	97,700	2,056,089
Taiyo Yuden	46,800	2,149,657

		10,729,844

LUXEMBOURG — 2.3%
L’Occitane International	745,600	2,142,001

MEXICO — 1.8%
Coca-Cola FEMSA ADR	35,243	1,655,364

NETHERLANDS — 2.2%
Aalberts	38,000	2,058,141

NORWAY — 4.1%
Schibsted	37,269	1,877,778
Volue *	325,444	1,876,659

		3,754,437

SPAIN — 3.7%
Almirall	122,248	1,919,472
Cia de Distribucion Integral Logista Holdings	68,802	1,431,014

		3,350,486

SWITZERLAND — 1.6%
Landis+Gyr Group	20,655	1,433,919

UNITED KINGDOM — 19.9%
Ashmore Group	287,500	1,588,200
Britvic	141,225	1,721,210
Electrocomponents	164,591	2,423,097
Greggs	67,356	2,195,309
Hargreaves Lansdown	82,081	1,949,181
Lancashire Holdings	150,429	1,477,096
Rotork	393,413	1,872,283
Tate & Lyle	210,877	2,329,843
Virgin Money UK	969,000	2,677,801

		18,234,020

TOTAL COMMON STOCK (Cost $59,999,850)		85,230,773

RIGHTS — 0.2%

	Number Of Rights

France — 0.2%

Euronext, Expires 5/17/21(B)	17,804	208,698

Germany — 0.0%

Scout24, Expires (B)	22,614	680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

RIGHTS — continued

(Cost $–)	$209,378

TOTAL RIGHTS (Cost $–)	209,378

TOTAL INVESTMENTS — 93.3% (Cost $59,999,850)	$85,440,151

Percentages are based on Net Assets of $91,575,958.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND APRIL 30, 2021 (UNAUDITED)

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,369,960	$—	$—	$2,369,960
Austria	2,083,268	—	—	2,083,268
China	1,519,103	—	—	1,519,103
Denmark	—	2,119,516	—	2,119,516
Finland	1,925,314	—	—	1,925,314
France	10,354,562	—	—	10,354,562
Germany	13,784,363	—	—	13,784,363
Hong Kong	—	1,996,316	—	1,996,316
Italy	5,720,159	—	—	5,720,159
Japan	10,729,844	—	—	10,729,844
Luxembourg	—	2,142,001	—	2,142,001
Mexico	1,655,364	—	—	1,655,364
Netherlands	2,058,141	—	—	2,058,141
Norway	3,754,437	—	—	3,754,437
Spain	3,350,486	—	—	3,350,486
Switzerland	1,433,919	—	—	1,433,919
United Kingdom	18,234,020	—	—	18,234,020

Total Common Stock	78,972,940	6,257,833	—	85,230,773

Rights
France	208,698	—	—	208,698
Germany	680	—	—	680

Total Rights	209,378	—	—	209,378

Total Investments in Securities	$79,182,318	$6,257,833	$—	$85,440,151

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%

	Shares	Value
BELGIUM — 3.5%
KBC Group ADR	5,813	$225,254
UCB ADR	3,386	160,981

		386,235

CHINA — 6.0%
Alibaba Group Holding ADR *	996	230,026
Vipshop Holdings ADR *	7,000	215,390
Yum China Holdings	3,445	216,760

		662,176

FRANCE — 8.6%
Airbus ADR	8,927	267,899
Capgemini ADR	6,483	236,868
Danone ADR	15,177	215,058
Pernod Ricard ADR	5,591	229,231

		949,056

GERMANY — 8.2%
Deutsche Boerse ADR	13,071	223,985
Deutsche Post ADR	3,792	223,330
Merck KGaA ADR	6,534	230,061
SAP ADR	1,660	232,300

		909,676

HONG KONG — 3.8%
AIA Group ADR	3,984	202,626
Sands China ADR	4,519	213,952

		416,578

ITALY — 1.9%
Enel ADR	21,794	215,543

NETHERLANDS — 6.1%
ASML Holding ADR	350	226,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
Koninklijke Philips ADR	3,841	$217,554
Prosus ADR	10,787	234,618

		679,007

SWITZERLAND — 1.9%
Roche Holding ADR	5,027	204,649

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing ADR	1,500	175,110

UNITED KINGDOM — 4.1%
Reckitt Benckiser Group ADR	12,001	217,458
Smith & Nephew ADR	5,432	234,500

		451,958

UNITED STATES — 52.6%
3M	1,144	225,528
Alphabet *	117	275,360
Amazon.com *	59	204,578
American Express	1,435	220,057
Baxter International	2,700	231,363
Biogen *	806	215,468
Burlington Stores *	880	287,170
Charles Schwab	3,449	242,810
Chubb	1,179	202,305
Colgate-Palmolive	3,500	282,450
Corteva	4,838	235,901
Expeditors International of Washington	2,004	220,159
Fiserv *	1,900	228,228
Incyte *	2,211	188,775
JPMorgan Chase	1,324	203,644
KKR	3,862	218,512
L3Harris Technologies	1,066	223,039
Marvell Technology	4,158	187,983
Mastercard	570	217,774
Medtronic	1,834	240,107
Motorola Solutions	1,505	283,392
Sysco	3,403	288,336
Uber Technologies *	4,614	252,709
Ulta Beauty *	650	214,078
Union Pacific	989	219,647

		5,809,373

TOTAL COMMON STOCK (Cost $8,010,061)		10,859,361

TOTAL INVESTMENTS — 98.3% (Cost $8,010,061)		$10,859,361

Percentages are based on Net Assets of $11,045,242.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND APRIL 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value
FRANCE — 5.8%
Airbus ADR	48,000	$1,440,480
Capgemini ADR	48,000	1,753,766

		3,194,246

GERMANY — 6.1%
Deutsche Telekom ADR	50,000	963,500
SAP ADR	17,000	2,378,980

		3,342,480

HONG KONG — 3.0%
ASM Pacific Technology ADR	36,000	1,638,180

ISRAEL — 3.1%
Cognyte Software *	65,000	1,698,450

JAPAN — 3.3%
Komatsu Ltd. ADR	60,000	1,794,000

NETHERLANDS — 4.0%
Prosus ADR	100,000	2,175,000

SPAIN — 6.6%
Aena SME ADR *	110,000	1,943,700
Amadeus IT Holding ADR	25,000	1,704,125

		3,647,825

SWITZERLAND — 2.6%
Adecco Group ADR	42,000	1,416,660

UNITED KINGDOM — 5.3%
Entain ADR *	125,000	2,918,750

UNITED STATES — 57.2%
3M	9,000	1,774,260
Air Lease	50,000	2,335,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND APRIL 30, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Alphabet *	900	$2,118,150
American Express	11,000	1,686,850
Applied Materials	13,000	1,725,230
Bed Bath & Beyond *	100,000	2,532,000
Biogen *	6,000	1,603,980
Centene *	30,000	1,852,200
Corteva	35,000	1,706,600
Fiserv *	20,000	2,402,400
Goldman Sachs Group	4,000	1,393,800
Marvell Technology	33,000	1,491,930
Motorola Solutions	10,000	1,883,000
Principal Financial Group	30,000	1,916,100
Raytheon Technologies	20,000	1,664,800
Uber Technologies *	25,000	1,369,250
VICI Properties **	60,000	1,902,000

		31,358,050

TOTAL COMMON STOCK (Cost $39,647,196)		53,183,641

TOTAL INVESTMENTS — 97.0% (Cost $39,647,196)		$53,183,641

TOTAL PURCHASED OPTION (Cost $1,175,840)		$1,062,600

TOTAL WRITTEN OPTION (Premium ($153,000))		$(137,000)

Percentages are based on Net Assets of $54,821,773.
*	Non-income producing security.
**	Real Estate Investment Trust
(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Ltd. — Limited

A list of the option contracts held by the Fund at April 30, 2021, is as follows:

PURCHASED OPTION — 1.9%
			Strike	Expiration
	Contracts	Notional	Price	Date	Value
Call Options
UNITED STATES — 1.9%
June 22 Calls on BABA	$120	$1,175,840	$150	06/17/22	$1,062,600

Total Purchased Option					$1,062,600

WRITTEN OPTION — (0.3)%
			Strike	Expiration
	Contracts	Notional	Price	Date	Value
Put Options
UNITED STATES — (0.3)%
January 22 Puts on BBBY	$(200)	$(153,000)	$27	01/21/22	$(137,000)

Total Written Option					$(137,000)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND APRIL 30, 2021 (UNAUDITED)

A list of the OTC swap agreements held by the Fund at April 30, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	Deutsche Telekom Effective Rate 0.64%	Fixed Nominal	Total Return	Annual	11/16/2021	USD	(3,428,500)	$413,554	$–	$413,554

Goldman Sachs	T-Mobile Effective Rate -0.38%	Fixed Nominal	Total Return	Annual	11/16/2021	USD	2,668,128	(310,317)	–	(310,317)

								$103,237	$–	$103,237

The following is a list of the level of inputs used as of April 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$3,194,246	$—	$—	$3,194,246
Germany	3,342,480	—	—	3,342,480
Hong Kong	1,638,180	—	—	1,638,180
Israel	1,698,450	—	—	1,698,450
Japan	1,794,000	—	—	1,794,000
Netherlands	2,175,000	—	—	2,175,000
Spain	3,647,825	—	—	3,647,825
Switzerland	1,416,660	—	—	1,416,660
United Kingdom	2,918,750	—	—	2,918,750
United States	31,358,050	—	—	31,358,050

Total Common Stock	53,183,641	—	—	53,183,641

Total Investments in Securities	$53,183,641	$—	$—	$53,183,641

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1,062,600	$—	$—	$1,062,600
Written Option	(137,000)	—	—	(137,000)
OTC Total Return Swap Contracts *
Unrealized Appreciation	—	413,554	—	413,554
Unrealized Depreciation	—	(310,317)	—	(310,317)

Total Other Financial Instruments	$925,600	$103,237	$—	$1,028,837

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six month period ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund

Assets:
Cost of securities	$234,302,654	$90,391,467

Investments in securities at value	$336,489,874	$120,657,366
Cash equivalents	16,689,556	10,208,160
Receivable for capital shares sold	336,329	648,411
Dividends receivable	158,127	69,725
Receivable for dividend tax reclaim	9,360	—
Prepaid expenses	21,878	14,923

Total Assets	353,705,124	131,598,585

Liabilities:
Payable for investment securities purchased	2,525,928	—
Payable for capital shares redeemed	1,682,020	656,174
Investment Adviser fees payable	143,562	69,123
Payable due to administrator	17,589	6,481
Audit fees payable	14,262	14,262
Shareholder servicing fees payable	13,678	24,086
Payable due to trustees	4,108	1,552
Chief Compliance Officer fees payable	1,202	394
Other accrued expenses	34,451	14,557

Total Liabilities	4,436,800	786,629

Net Assets	$349,268,324	$130,811,956

Net Assets:
Paid-in Capital	$230,386,294	$91,722,855
Total distributable earnings	118,882,030	39,089,101

Net Assets	$349,268,324	$130,811,956

Investor Class Shares:
Net Assets	$147,479,458	$103,886,938
Total shares outstanding at end of period	5,143,865	4,075,830
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$28.67	$25.49

Institutional Class Shares:
Net Assets	$201,788,866	$26,925,018
Total shares outstanding at end of period	7,064,604	1,056,200
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$28.56	$25.49

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund

Assets:
Cost of securities	$78,149,987	$752,290,093

Investments in securities at value	$100,869,698	$977,216,290
Cash equivalents	1,133,625	21,570,911
Foreign Currency (Cost $— and $469,568, respectively)	—	466,582
Receivable for capital shares sold	33,563	1,836,500
Dividends receivable	10	2,470,816
Receivable for dividend tax reclaim	—	8,389,402
Prepaid expenses	16,466	34,574

Total Assets	102,053,362	1,011,985,075

Liabilities:
Investment Adviser fees payable	57,701	608,475
Payable for capital shares redeemed	25,892	1,137,263
Audit fees payable	14,262	12,454
Shareholder servicing fees payable	7,851	44,030
Payable due to administrator	5,253	52,491
Payable due to trustees	1,332	14,834
Chief Compliance Officer fees payable	381	4,754
Payable for investment securities purchased	—	5,545,639
Other accrued expenses	15,237	217,896

Total Liabilities	127,909	7,637,836

Net Assets	$101,925,453	$1,004,347,239

Net Assets:
Paid-in Capital	$64,507,255	$888,441,068
Total distributable earnings	37,418,198	115,906,171

Net Assets	$101,925,453	$1,004,347,239

Investor Class Shares:
Net Assets	$44,051,888	$219,821,714
Total shares outstanding at end of period	2,097,536	7,678,434
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$21.00	$28.63

Institutional Class Shares:
Net Assets	$57,873,565	$784,525,525
Total shares outstanding at end of period	2,672,821	27,378,549
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$21.65	$28.65

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

STATEMENTS OF ASSETS AND LIABILITIES

	International Small Cap Fund	Global Equity Fund

Assets:
Cost of securities	$59,999,850	$8,010,061

Investments in securities at value	$85,440,151	$10,859,361
Cash equivalents	6,857,289	172,075
Receivable for capital shares sold	286,844	179
Receivable due from Investment Adviser	—	665
Dividends receivable	185,551	6,270
Receivable for dividend tax reclaim	50,194	14,547
Prepaid expenses	12,621	14,844

Total Assets	92,832,650	11,067,941

Liabilities:
Payable for investment securities purchased	1,014,109	—
Payable for capital shares redeemed	141,165	—
Investment Adviser fees payable	55,961	—
Audit fees payable	12,454	12,454
Shareholder servicing fees payable	11,905	2,838
Payable due to administrator	4,655	562
Payable due to trustees	1,093	143
Chief Compliance Officer fees payable	306	24
Unrealized depreciation on foreign currency spot contracts	41	—
Payable due to custodian	—	2,441
Payable due to transfer agent fees	—	3,278
Other accrued expenses	15,003	959

Total Liabilities	1,256,692	22,699

Net Assets	$91,575,958	$11,045,242

Net Assets:
Paid-in Capital	$60,857,847	$7,551,652
Total distributable earnings	30,718,111	3,493,590

Net Assets	$91,575,958	$11,045,242

Investor Class Shares:
Net Assets	N/A	$11,045,242
Total shares outstanding at end of period	N/A	739,769
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	N/A	$14.93

Institutional Class Shares:
Net Assets	$91,575,958	N/A
Total shares outstanding at end of period	6,203,826	N/A
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$14.76	N/A

Amounts designated as “-” are $0 or have been rounded to $0.

N/A – Not Applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

STATEMENT OF ASSETS AND LIABILITIES

Aggressive Value Fund

Assets:
Cost of securities	$39,647,196
Cost of purchased options	1,175,840
Premiums received from written options	(153,000)

Investments in securities at value	$53,183,641
Purchased options at value	1,062,600
Cash equivalents	640,411
Unrealized appreciation on equity swaps	413,554
Receivable for capital shares sold	10,449
Dividends receivable	16,348
Receivable for dividend tax reclaim	119,247
Prepaid expenses	10,581

Total Assets	55,456,831

Liabilities:
Unrealized depreciation on equity swaps	310,317
Written options at value	137,000
Payable for investment securities purchased	120,007
Investment Adviser fees payable	30,932
Shareholder servicing fees payable	13,838
Audit fees payable	9,519
Payable due to administrator	2,800
Payable due to trustees	664
Chief Compliance Officer fees payable	181
Payable for capital shares redeemed	1
Other accrued expenses	9,799

Total Liabilities	635,058

Net Assets	$54,821,773

Net Assets:
Paid-in Capital	$60,851,010
Total distributable loss	(6,029,237)

Net Assets	$54,821,773

Investor Class Shares:
Net Assets	$54,821,773
Total shares outstanding at end of period	2,154,366
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$25.45

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund

Investment Income
Dividends	$2,291,125	$668,360
Interest	2,422	1,641

Total Investment Income	2,293,547	670,001

Expenses
Investment Advisory Fees	897,970	381,495
Shareholder Servicing Fees - Investor Class Shares	122,073	39,282
Administration Fees	80,048	25,494
Trustees’ Fees	8,313	2,634
Chief Compliance Officer Fees	1,835	705
Transfer Agent Fees	39,716	23,788
Printing Fees	21,156	7,045
Registration & Filing Fees	18,709	17,173
Audit Fees	12,262	12,261
Legal Fees	8,916	2,809
Custodian Fees	6,620	2,480
Pricing Fees	1,508	1,144
Other Expenses	11,202	3,526

Total Expenses	1,230,328	519,836

Less:
Investment Advisory Fees Waiver	(135,045)	(75,193)
Fees Paid Indirectly (Note 3)	(399)	(18)

Net Expenses	1,094,884	444,625

Net Investment Income	1,198,663	225,376

Net Realized Gain on Investments	17,186,612	10,141,171
Net Change in Unrealized Appreciation on Investments	68,034,246	22,708,247

Net Gain on Investments	85,220,858	32,849,418

Net Increase in Net Assets from Operations	$86,419,521	$33,074,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund
Investment Income
Dividends	$524,582	$9,503,118
Interest	303	–
Less: Foreign Taxes Withheld	—	(1,422,114)

Total Investment Income	524,885	8,081,004

Expenses
Investment Advisory Fees	407,278	5,086,071
Shareholder Servicing Fees - Investor Class Shares	43,572	88,076
Administration Fees	25,626	302,298
Trustees’ Fees	2,746	34,270
Chief Compliance Officer Fees	726	6,975
Transfer Agent Fees	25,260	117,766
Registration & Filing Fees	16,610	24,625
Audit Fees	12,262	12,733
Printing Fees	6,898	80,218
Legal Fees	2,953	37,046
Custodian Fees	2,652	157,830
Pricing Fees	1,280	5,190
Other Expenses	3,900	49,021

Total Expenses	551,763	6,002,119

Less:
Investment Advisory Fees Waiver	(76,490)	(822,885)
Fees Paid Indirectly (Note 3)	(94)	(224)

Net Expenses	475,179	5,179,010

Net Investment Income	49,706	2,901,994

Net Realized Gain on Investments	16,661,505	109,902,437
Net Realized Gain on Foreign Currency Transactions	—	38,847
Net Change in Unrealized Appreciation on Investments	15,009,933	176,089,418
Net Change in Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	104,044

Net Gain on Investments and Foreign Currency Transactions	31,671,438	286,134,746

Net Increase in Net Assets from Operations	$31,721,144	$289,036,740

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$642,669	$51,858
Interest	1,808	22
Less: Foreign Taxes Withheld	(49,905)	(3,546)

Total Investment Income	594,572	48,334

Expenses
Investment Advisory Fees	362,446	39,041
Shareholder Servicing Fees - Investor Class Shares	—	4,164
Shareholder Servicing Fees - Institutional Class Shares	40,271	—
Administration Fees	21,537	2,785
Trustees’ Fees	2,235	299
Chief Compliance Officer Fees	624	239
Transfer Agent Fees	14,827	9,919
Audit Fees	12,733	12,733
Custodian Fees	12,283	4,963
Registration & Filing Fees	10,266	10,359
Printing Fees	5,475	731
Legal Fees	2,398	325
Pricing Fees	1,946	537
Other Expenses	4,478	658

Total Expenses	491,519	86,753

Less:
Investment Advisory Fees Waiver	(67,653)	(39,041)
Reimbursement of other operating expenses	—	(1,900)
Fees Paid Indirectly (Note 3)	(7)	(4)

Net Expenses	423,859	45,808

Net Investment Income	170,713	2,526

Net Realized Gain on Investments	5,144,797	646,200
Net Realized Gain on Foreign Currency Transactions	4,153	—
Net Change in Unrealized Appreciation on Investments	15,668,686	2,051,421
Net Change in Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(333)	—

Net Gain on Investments and Foreign Currency Transactions	20,817,303	2,697,621

Net Increase in Net Assets from Operations	$20,988,016	$2,700,147

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (UNAUDITED)

STATEMENT OF OPERATIONS

Aggressive Value Fund

Investment Income
Dividends	$303,359
Interest	143
Less: Foreign Taxes Withheld	(45,562)

Total Investment Income	257,940

Expenses
Investment Advisory Fees	221,839
Shareholder Servicing Fees - Investor Class Shares	12,338
Administration Fees	13,191
Trustees’ Fees	1,405
Chief Compliance Officer Fees	459
Audit Fees	13,499
Transfer Agent Fees	12,783
Registration & Filing Fees	11,218
Custodian Fees	6,610
Printing Fees	3,420
Legal Fees	1,506
Pricing Fees	823
Other Expenses	2,004

Total Expenses	301,095

Less:
Investment Advisory Fees Waiver	(54,042)
Fees Paid Indirectly (Note 3)	(39)

Net Expenses	247,014

Net Investment Income	10,926

Net Realized Gain on Investments	8,884,380
Net Realized Gain on Purchased Options	11,195
Net Realized Gain on Equity Swaps	6,935
Net Realized Gain on Forward Foreign Currency Contracts	6,423
Net Realized Loss on Foreign Currency Transactions	(2,890)
Net Change in Unrealized Appreciation on Investments	9,312,780
Net Change in Unrealized Depreciation on Purchased and Written Options	(97,240)
Net Change in Unrealized Appreciation on Equity Swaps	288,253
Net Change in Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	8,434

Net Gain on Investments, Purchased Options, Written Options, Equity Swaps, Forward Foreign Currency Contracts, and Foreign Currency Transactions	18,418,270

Net Increase in Net Assets from Operations	$18,429,196

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,198,663	$2,958,517
Net Realized Gain on Investments	17,186,612	10,431,008
Net Change in Unrealized Appreciation on Investments	68,034,246	1,597,741

Net Increase in Net Assets Resulting from Operations	86,419,521	14,987,266

Distributions:
Investor Class Shares	(4,793,254)	(10,062,977)
Institutional Class Shares	(6,447,619)	(11,285,396)

Total Distributions	(11,240,873)	(21,348,373)

Capital Share Transactions:
Investor Class Shares
Issued	15,281,237	10,701,744
Reinvestment of Dividends	4,500,725	9,390,640
Redeemed	(8,774,351)	(19,837,876)

Net Increase in Net Assets from Investor Class Share Transactions	11,007,611	254,508

Institutional Class Shares
Issued	51,231,007	47,444,160
Reinvestment of Dividends	4,442,481	10,701,041
Redeemed	(23,582,904)	(50,711,889)

Net Increase in Net Assets from Institutional Class Share Transactions	32,090,584	7,433,312

Net Increase in Net Assets from Capital Share Transactions	43,098,195	7,687,820

Total Increase in Net Assets	118,276,843	1,326,713
Net Assets:
Beginning of period	230,991,481	229,664,768

End of period	$349,268,324	$230,991,481

Share Transactions:
Investor Class Shares
Issued	590,749	482,329
Reinvestment of Dividends	181,264	421,808
Redeemed	(336,751)	(953,620)

Total Increase (Decrease) in Investor Class Shares	435,262	(49,483)

Institutional Class Shares
Issued	2,004,904	2,319,861
Reinvestment of Dividends	179,568	482,547
Redeemed	(895,628)	(2,434,750)

Total Increase in Institutional Class Shares	1,288,844	367,658

Net Increase in Shares Outstanding	1,724,106	318,175

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$225,376	$443,629
Net Realized Gain (Loss) on Investments	10,141,171	(1,274,457)
Net Change in Unrealized Appreciation (Depreciation) on Investments	22,708,247	(33,399)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,074,794	(864,227)

Distributions:
Investor Class Shares	(416,918)	(2,275,348)
Institutional Class Shares	(38,843)	(200,037)

Total Distributions	(455,761)	(2,475,385)

Capital Share Transactions:
Investor Class Shares
Issued	36,386,186	33,455,634
Reinvestment of Dividends	415,259	2,275,347
Redemption Fees — Note 2	3,483	6,305
Redeemed	(13,898,139)	(28,017,720)

Net Increase in Net Assets from Investor Class Share Transactions	22,906,789	7,719,566

Institutional Class Shares
Issued	17,978,739	694,630
Reinvestment of Dividends	38,843	200,037
Redemption Fees — Note 2	5,310	—
Redeemed	(877,951)	(442,660)

Net Increase in Net Assets from Institutional Class Share Transactions	17,144,941	452,007

Net Increase in Net Assets from Capital Share Transactions	40,051,730	8,171,573

Total Increase in Net Assets	72,670,763	4,831,961
Net Assets:
Beginning of period	58,141,193	53,309,232

End of period	$130,811,856	$58,141,193

Share Transactions:
Investor Class Shares
Issued	1,599,666	2,081,963
Reinvestment of Dividends	19,859	117,306
Redeemed	(606,651)	(1,725,796)

Total Increase in Investor Class Shares	1,012,874	473,473

Institutional Class Shares
Issued	820,278	41,206
Reinvestment of Dividends	1,859	10,310
Redeemed	(37,995)	(28,576)

Total Increase in Institutional Class Shares	784,142	22,940

Net Increase in Shares Outstanding	1,797,016	496,413

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$49,706	$365,741
Net Realized Gain (Loss) on Investments	16,661,505	(1,673,970)
Net Change in Unrealized Appreciation (Depreciation) on Investments	15,009,933	(2,762,996)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,721,144	(4,071,225)

Distributions:
Investor Class Shares	(144,182)	(1,997,948)
Institutional Class Shares	(228,264)	(1,993,116)

Total Distributions	(372,446)	(3,991,064)

Capital Share Transactions:
Investor Class Shares
Issued	1,549,726	5,587,752
Reinvestment of Dividends	137,681	1,941,834
Redeemed	(8,276,499)	(9,418,970)

Net Decrease in Net Assets from Investor Class Share Transactions	(6,589,092)	(1,889,384)

Institutional Class Shares
Issued	2,400,750	13,376,268
Reinvestment of Dividends	227,486	1,779,842
Redeemed	(3,708,305)	(11,994,323)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(1,080,069)	3,161,787

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,669,161)	1,272,403

Total Increase (Decrease) in Net Assets	23,629,537	(6,789,886)
Net Assets:
Beginning of period	78,245,916	85,035,802

End of period	$101,925,453	$78,245,916

Share Transactions:
Investor Class Shares
Issued	84,624	414,477
Reinvestment of Dividends	7,632	117,594
Redeemed	(421,952)	(646,338)

Total Decrease in Investor Class Shares	(329,696)	(114,267)

Institutional Class Shares
Issued	123,965	914,108
Reinvestment of Dividends	12,244	104,527
Redeemed	(192,611)	(792,078)

Total Increase (Decrease) in Institutional Class Shares	(56,402)	226,557

Net Increase (Decrease) in Shares Outstanding	(386,098)	112,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,901,994	$16,013,075
Net Realized Gain (Loss) on Investments	109,902,437	(12,945,787)
Net Realized Gain (Loss) on Foreign Currency Transactions	38,847	(457,575)
Net Change in Unrealized Appreciation (Depreciation) on Investments	176,089,418	(272,463,009)
Net Change in Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	104,044	397,758

Net Increase (Decrease) in Net Assets Resulting from Operations	289,036,740	(269,455,538)

Distributions:
Investor Class Shares	(2,667,354)	(15,453,840)
Institutional Class Shares	(12,889,468)	(65,082,070)

Total Distributions	(15,556,822)	(80,535,910)

Capital Share Transactions:
Investor Class Shares
Issued	15,180,012	66,785,332
Reinvestment of Dividends	2,644,097	12,530,037
Redemption Fees — Note 2	509	17,617
Redeemed	(46,267,815)	(259,830,961)

Net Decrease in Net Assets from Investor Class Share Transactions	(28,443,197)	(180,497,975)

Institutional Class Shares
Issued	90,324,907	392,943,265
Reinvestment of Dividends	3,509,337	27,430,490
Redemption Fees — Note 2	1,451	65,144
Redeemed	(367,036,333)	(1,239,825,058)

Net Decrease in Net Assets from Institutional Class Share Transactions	(273,200,638)	(819,386,159)

Net Decrease in Net Assets from Capital Share Transactions	(301,643,835)	(999,884,134)

Total Decrease in Net Assets	(28,163,917)	(1,349,875,582)
Net Assets:
Beginning of period	1,032,511,156	2,382,386,738

End of period	$1,004,347,239	$1,032,511,156

Share Transactions:
Investor Class Shares
Issued	572,898	2,914,796
Reinvestment of Dividends	99,740	469,818
Redeemed	(1,724,571)	(11,978,212)

Total Decrease in Investor Class Shares	(1,051,933)	(8,593,598)

Institutional Class Shares
Issued	3,349,925	17,837,506
Reinvestment of Dividends	132,278	1,027,744
Redeemed	(13,534,867)	(54,687,390)

Total Decrease in Institutional Class Shares	(10,052,664)	(35,822,140)

Net Decrease in Shares Outstanding	(11,104,597)	(44,415,738)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$170,713	$271,855
Net Realized Gain on Investments	5,144,797	1,171,522
Net Realized Gain on Foreign Currency Transactions	4,153	39,632
Net Change in Unrealized Appreciation on Investments	15,668,686	9,515,459
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(333)	1,318

Net Increase in Net Assets Resulting from Operations	20,988,016	10,999,786

Distributions:	(1,525,955)	(39,907)

Capital Share Transactions:
Issued	20,168,040	52,110,831
Reinvestment of Dividends	1,002,545	39,907
Redemption Fees — Note 2	2,946	5,898
Redeemed	(10,062,259)	(4,802,761)

Net Increase in Net Assets from Capital Share Transactions	11,111,272	47,353,875

Total Increase in Net Assets	30,573,333	58,313,754

Net Assets:
Beginning of period	61,002,625	2,688,871

End of period	$91,575,958	$61,002,625

Share Transactions:
Issued	1,442,947	5,608,404
Reinvestment of Dividends	73,658	3,218
Redeemed	(717,166)	(430,554)

Net Increase in Shares Outstanding	799,439	5,181,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$2,527	$54,898
Net Realized Gain on Investments	646,200	672,378
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,051,421	(800,839)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,700,148	(73,563)

Distributions:	(625,968)	(622,562)

Capital Share Transactions:
Issued	224,083	805,729
Reinvestment of Dividends	625,755	622,562
Redemption Fees — Note 2	—	212
Redeemed	(1,092,057)	(2,979,798)

Net Decrease in Net Assets from Capital Share Transactions	(242,219)	(1,551,295)

Total Increase (Decrease) in Net Assets	1,831,960	(2,247,420)
Net Assets:
Beginning of period	9,213,282	11,460,702

End of period	$11,045,242	$9,213,282

Share Transactions:
Issued	16,178	69,423
Reinvestment of Dividends	46,167	47,820
Redeemed	(79,566)	(251,409)

Net Decrease in Shares Outstanding	(17,221)	(134,166)

Amount designated as “-” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$10,926	$395,647
Net Realized Gain (Loss) on Investments, Purchased Options and Equity Swaps	8,902,510	(5,052,666)
Net Realized Gain on Forward Foreign Currency Contracts and Foreign Currency Transactions	3,533	1,577
Net Change in Unrealized Appreciation on Investments, Purchased Options, Written Options and
Equity Swaps	9,503,793	79,292
Net Change in Unrealized Appreciation on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	8,434	3,373

Net Increase (Decrease) in Net Assets Resulting from Operations	18,429,196	(4,572,777)

Distributions:	(213,332)	(755,037)

Capital Share Transactions:
Issued	600,313	1,271,091
Reinvestment of Dividends	209,236	747,912
Redemption Fees — Note 2	10	155
Redeemed	(2,011,660)	(13,618,625)

Net Decrease in Net Assets from Capital Share Transactions	(1,202,101)	(11,599,467)

Total Increase (Decrease) in Net Assets	17,013,763	(16,927,281)

Net Assets:
Beginning of period	37,808,010	54,735,291

End of period	$54,821,773	$37,808,010

Share Transactions:
Issued	25,149	72,311
Reinvestment of Dividends	9,789	38,023
Redeemed	(90,451)	(822,943)

Net Decrease in Shares Outstanding	(55,513)	(712,609)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Opportunity Fund		2020	2019	2018			2017	2016
Net Asset Value, Beginning of Year/ Period	$22.07	$22.63	$22.62	$26.33	$24.20		$22.67	$26.34
Income (Loss) from Operations:
Net Investment Income(2)	0.09	0.27	0.34	0.23	0.12		0.22	0.31
Net Realized and Unrealized Gain (Loss)	7.51	1.29	2.06	(0.62)	2.01		3.25	(0.99)

Total from Operations	7.60	1.56	2.40	(0.39)	2.13		3.47	(0.68)

Dividends and Distributions:
Net Investment Income	(0.19)	(0.32)	(0.24)	(0.21)	—		(0.40)	(0.25)
Net Realized Gain	(0.81)	(1.80)	(2.15)	(3.11)	—		(1.54)	(2.74)

Total Dividends and Distributions	(1.00)	(2.12)	(2.39)	(3.32)	—		(1.94)	(2.99)

Net Asset Value, End of Year/Period	$28.67	$22.07	$22.63	$22.62	$26.33		$24.20	$22.67

Total Return†	35.13%	6.91%	13.32%	(2.17)%	8.80%		15.41%	(2.61)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$147,479	$103,903	$107,692	$115,537	$170,495		$173,177	$229,255
Ratio of Expenses to Average Net Assets	0.84%*	0.84%	0.80%	1.00%	1.00%*		1.05%	1.11%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.93%*	0.94%	0.88%	1.06%	1.06%*		1.10%	1.17%
Ratio of Net Investment Income to Average Net Assets	0.70%*	1.27%	1.63%	0.96%	0.93%*		0.93%	1.30%
Portfolio Turnover Rate	25%**	87%	70%	47%	16%*	*	46%	55%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Opportunity Fund		2020	2019	2018			2017	2016
Net Asset Value, Beginning of Year/ Period	$22.00	$22.55	$22.57	$26.30	$24.15		$22.62	$26.30
Income (Loss) from Operations:
Net Investment Income(2)	0.11	0.31	0.37	0.27	0.14		0.29	0.38
Net Realized and Unrealized Gain (Loss)	7.49	1.28	2.05	(0.62)	2.01		3.24	(1.00)

Total from Operations	7.60	1.59	2.42	(0.35)	2.15		3.53	(0.62)

Dividends and Distributions:
Net Investment Income	(0.23)	(0.34)	(0.29)	(0.27)	—		(0.46)	(0.32)
Net Realized Gain	(0.81)	(1.80)	(2.15)	(3.11)	—		(1.54)	(2.74)

Total Dividends and Distributions	(1.04)	(2.14)	(2.44)	(3.38)	—		(2.00)	(3.06)

Net Asset Value, End of Year/Period	$28.56	$22.00	$22.55	$22.57	$26.30		$24.15	$22.62

Total Return†	35.29%	7.09%	13.46%	(2.00)%	8.90%		15.73%	(2.38)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$201,789	$127,089	$121,973	$169,330	$175,834		$175,630	$349,003
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.71%	0.80%	0.80%*		0.80%	0.86%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.74%*	0.75%	0.79%	0.86%	0.86%*		0.85%	0.92%
Ratio of Net Investment Income to Average Net Assets	0.88%*	1.45%	1.76%	1.11%	1.13%*		1.24%	1.57%
Portfolio Turnover Rate	25%**	87%	70%	47%	16%*	*	46%	55%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
SMID Fund		2020	2019	2018			2017	2016
Net Asset Value, Beginning of Year/ Period	$17.43	$18.78	$17.37	$16.42	$15.74		$12.90	$14.42
Income (Loss) from Operations:
Net Investment Income(2)	0.05	0.13	0.11	0.09	0.04		0.08	0.01
Net Realized and Unrealized Gain (Loss)	8.14	(0.69)	2.35	0.93	0.64		2.84	(1.49)

Total from Operations	8.19	(0.56)	2.46	1.02	0.68		2.92	(1.48)

Dividends and Distributions:
Net Investment Income	(0.13)	(0.09)	(0.09)	(0.07)	—		(0.08)	(0.01)
Net Realized Gain	—	(0.70)	(0.96)	—	—		—	(0.03)

Total Dividends and Distributions	(0.13)	(0.79)	(1.05)	(0.07)	—		(0.08)	(0.04)

Redemption Fees(2)	0.00(3)	—	—	—	—		—	0.00 (3)

Net Asset Value, End of Year/Period	$25.49	$17.43	$18.78	$17.37	$16.42		$15.74	$12.90

Total Return†	47.13%	(3.42)%	15.61%	6.20%	4.32%		22.66%	(10.27)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$103,887	$53,396	$48,630	$35,750	$30,231		$29,379	$38,505
Ratio of Expenses to Average Net Assets	0.95%*	0.95%	0.94%	0.95%	0.95%*		1.04%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.11%*	1.20%	1.21%	1.26%	1.38%*		1.39%	1.43%
Ratio of Net Investment Income to Average Net Assets	0.47%*	0.76%	0.61%	0.53%	0.45%*		0.55%	0.10%
Portfolio Turnover Rate	29%**	82%	65%	61%	13%*	*	48%	78%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
SMID Fund		2020	2019	2018			2017	2016
Net Asset Value, Beginning of Year/ Period	$17.44	$18.78	$17.36	$16.41	$15.73		$12.89	$14.42
Income (Loss) from Operations:
Net Investment Income(2)	0.05	0.15	0.12	0.09	0.04		0.06	0.02
Net Realized and Unrealized Gain (Loss)	8.13	(0.69)	2.35	0.93	0.64		2.87	(1.50)

Total from Operations	8.18	(0.54)	2.47	1.02	0.68		2.93	(1.48)

Dividends and Distributions:
Net Investment Income	(0.14)	(0.10)	(0.09)	(0.07)	—		(0.09)	(0.02)
Net Realized Gain	—	(0.70)	(0.96)	—	—		—	(0.03)

Total Dividends and Distributions	(0.14)	(0.80)	(1.05)	(0.07)	—		(0.09)	(0.05)

Redemption Fees(2)	0.01	—	—	—	—		—	0.00 (3)

Net Asset Value, End of Year/Period	$25.49	$17.44	$18.78	$17.36	$16.41		$15.73	$12.89

Total Return†	47.17%	(3.32)%	15.69%	6.22%	4.32%		22.73%	(10.27)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$26,925	$4,745	$4,679	$3,780	$3,704		$3,592	$712
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.88%	0.95%	0.95%*		0.97%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.00%*	1.09%	1.15%	1.26%	1.38%*		1.34%	1.38%
Ratio of Net Investment Income to Average Net Assets	0.47%*	0.86%	0.67%	0.54%	0.45%*		0.40%	0.15%
Portfolio Turnover Rate	29%**	82%	65%	61%	13%*	*	48%	78%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)		Year ended April 30,
Small Cap Fund		2020	2019	2018			2017		2016
Net Asset Value, Beginning of Year/ Period	$14.93	$16.61	$18.45	$19.37	$18.66		$16.35		$20.26
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	—	0.06	0.07	0.06	0.03		0.04		(0.02)
Net Realized and Unrealized Gain (Loss)	6.13	(0.94)	1.34	(0.10)	0.68		2.27		(2.47)

Total from Operations	6.13	(0.88)	1.41	(0.04)	0.71		2.31		(2.49)

Dividends and Distributions:
Net Investment Income	(0.06)	(0.08)	(0.01)	(0.08)	—		—		(0.13)
Net Realized Gain	—	(0.72)	(3.24)	(0.80)	—		—		(1.29)

Total Dividends and Distributions	(0.06)	(0.80)	(3.25)	(0.88)	—		—		(1.42)

Redemption Fees(2)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)

Net Asset Value, End of Year/Period	$21.00	$14.93	$16.61	$18.45	$19.37		$18.66		$16.35

Total Return†	41.13%	(5.76)%	12.17%	(0.37)%	3.80%		14.13%		(12.51)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$44,052	$36,234	$42,212	$49,475	$99,220		$121,257		$309,441
Ratio of Expenses to Average Net Assets	1.10%*	1.05%	1.15%	1.12%	1.10%*		1.30%		1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.26%*	1.25%	1.30%	1.21%	1.15%*		1.33%		1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%*	0.41%	0.42%	0.31%	0.35%*		0.24%		(0.11)%
Portfolio Turnover Rate	40%**	70%	55%	45%	26%*	*	54%		59%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
Small Cap Fund	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/ Period	$15.39	$17.11	$18.89	$19.83	$19.10	$16.69	$20.66
Income (Loss) from Operations:
Net Investment Income(2)	0.02	0.08	0.10	0.08	0.04	0.08	0.03
Net Realized and Unrealized Gain (Loss)	6.32	(0.97)	1.39	(0.11)	0.69	2.33	(2.53)

Total from Operations	6.34	(0.89)	1.49	(0.03)	0.73	2.41	(2.50)

Dividends and Distributions:
Net Investment Income	(0.08)	(0.11)	(0.03)	(0.11)	—	—	(0.18)
Net Realized Gain	—	(0.72)	(3.24)	(0.80)	—	—	(1.29)

Total Dividends and Distributions	(0.08)	(0.83)	(3.27)	(0.91)	—	—	(1.47)

Redemption Fees(2)	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$21.65	$15.39	$17.11	$18.89	$19.83	$19.10	$16.69

Total Return†	41.31%	(5.64)%	12.37%	(0.29)%	3.82%	14.44%	(12.30)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$57,874	$42,012	$42,824	$72,239	$198,706	$366,398	$477,509
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.96%	1.05%	1.05%*	1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.06%*	1.10%	1.10%	1.14%	1.10%*	1.09%	1.10%
Ratio of Net Investment Income to Average Net Assets	0.18%*	0.55%	0.61%	0.41%	0.41%*	0.46%	0.14%
Portfolio Turnover Rate	40%**	70%	55%	45%	26%**	54%	59%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
International Equity Fund	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/ Period	$22.33	$26.26	$25.02	$28.31	$25.23	$24.26	$25.86
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.21	0.72	0.45	0.28	0.47	0.50
Net Realized and Unrealized Gain (Loss)	6.54	(3.23)	0.73	(3.15)	2.80	0.90	(1.91)

Total from Operations	6.61	(3.02)	1.45	(2.70)	3.08	1.37	(1.41)

Dividends and Distributions:
Net Investment Income .	(0.31)	(0.91)	(0.16)	(0.36)	—	(0.40)	(0.12)
Net Realized Gain	—	—	(0.05)	(0.23)	—	—	(0.07)

Total Dividends and Distributions	(0.31)	(0.91)	(0.21)	(0.59)	—	(0.40)	(0.19)

Redemption Fees(2)	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$28.63	$22.33	$26.26	$25.02	$28.31	$25.23	$24.26

Total Return†	29.71%	(12.07)%	5.88%	(9.77)%	12.21%	5.75%	(5.45)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$219,822	$194,941	$455,008	$710,594	$1,665,962	$1,410,600	$1,397,228
Ratio of Expenses to Average Net Assets	0.98%*	1.03%	1.02%	1.08%	1.08%*	1.06%	1.08%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.13%*	1.15%	1.10%	1.12%	1.12%*	1.11%	1.12%
Ratio of Net Investment Income to Average Net Assets	0.52%*	0.87%	2.89%	1.60%	2.08%*	1.94%	2.08%
Portfolio Turnover Rate	30%**	58%	42%	54%	26%**	57%	39%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

International Equity Fund	Institutional Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/ Period	$22.38	$26.31	$25.11	$28.40	$25.29	$24.31	$25.89
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.25	0.77	0.49	0.31	0.43	0.44
Net Realized and Unrealized Gain (Loss)	6.55	(3.24)	0.70	(3.15)	2.80	0.96	(1.82)

Total from Operations	6.62	(2.99)	1.47	(2.66)	3.11	1.39	(1.38)

Dividends and Distributions:
Net Investment Income	(0.35)	(0.94)	(0.22)	(0.40)	—	(0.42)	(0.14)
Net Realized Gain	—	—	(0.05)	(0.23)	—	—	(0.07)

Total Dividends and Distributions	(0.35)	(0.94)	(0.27)	(0.63)	—	(0.42)	(0.21)

Redemption Fees(2)	—	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.01	0.01

Net Asset Value, End of Year/Period	$28.65	$22.38	$26.31	$25.11	$28.40	$25.29	$24.31

Total Return†	29.72%	(11.94)%	5.99%	(9.63)%	12.30%	5.87%	(5.30)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$784,526	$837,570	$1,927,379	$2,514,844	$1,913,807	$1,726,372	$1,079,244
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.92%	0.95%	0.95%*	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.05%*	1.02%	1.00%	1.00%	0.99%*	1.00%	1.02%
Ratio of Net Investment Income to Average Net Assets	0.51%*	1.02%	3.07%	1.73%	2.24%*	1.79%	1.80%
Portfolio Turnover Rate	30%**	58%	42%	54%	26%**	57%	39%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.
Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

International Small Cap Fund	Institutional Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/ Period	$11.29	$12.04	$11.22	$12.68	$11.36	$10.17	$10.61
Income (Loss) from Operations:
Net Investment Income(2)	0.03	0.09	0.19	0.10	0.09	0.13	0.03
Net Realized and Unrealized Gain (Loss)	3.72	(0.66)	1.17	(0.70)	1.23	1.25	(0.44)

Total from Operations	3.75	(0.57)	1.36	(0.60)	1.32	1.38	(0.41)

Dividends and Distributions:
Net Investment Income	(0.06)	(0.17)	(0.07)	(0.10)	—	(0.12)	(0.01)
Net Realized Gain	(0.22)	(0.01)	(0.47)	(0.76)	—	(0.07)	(0.02)

Total Dividends and Distributions	(0.28)	(0.18)	(0.54)	(0.86)	—	(0.19)	(0.03)

Redemption Fees(2)	0.00(3)	—	—	—	—	—	—

Net Asset Value, End of Year/Period	$14.76	$11.29	$12.04	$11.22	$12.68	$11.36	$10.17

Total Return†	33.36%	(4.89)%	13.14%	(5.36)%	11.62%	13.83%	(3.91)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$91,576	$61,003	$2,689	$2,228	$2,064	$1,552	$1,366
Ratio of Expenses to Average Net Assets	1.05%*	1.05%	1.06%	1.15%	1.15%*	1.15%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.22%*	1.45%	4.75%	5.45%	7.93%*	8.20%	9.44%
Ratio of Net Investment Income to Average Net Assets	0.42%*	0.81%	1.70%	0.78%	1.43%*	1.30%	0.26%
Portfolio Turnover Rate	16%**	42%	49%	68%	26%**	49%	54%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

Global Equity Fund	Investor Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/ Period	$12.17	$12.86	$12.05	$13.27	$12.14	$11.20	$12.93
Income (Loss) from Operations:
Net Investment Income(2)	—	0.07	0.28	0.15	0.08	0.13	0.14
Net Realized and Unrealized Gain (Loss)	3.61	(0.05)	0.99	(0.87)	1.05	0.92	(0.84)

Total from Operations	3.61	0.02	1.27	(0.72)	1.13	1.05	(0.70)

Dividends and Distributions:
Net Investment Income	(0.05)	(0.25)	(0.17)	(0.17)	—	(0.08)	(0.07)
Net Realized Gain	(0.80)	(0.46)	(0.29)	(0.33)	—	(0.03)	(0.96)

Total Dividends and Distributions	(0.85)	(0.71)	(0.46)	(0.50)	—	(0.11)	(1.03)

Redemption Fees(2)	—	0.00(3)	0.00(3)	0.00(3)	—	0.00(3)	0.00(3)

Net Asset Value, End of Year/Period	$14.93	$12.17	$12.86	$12.05	$13.27	$12.14	$11.20

Total Return†	30.38%	(0.17)%	11.32%	(5.72)%	9.31%	9.35%	(5.51)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$11,045	$9,213	$11,461	$11,921	$14,215	$13,652	$8,964
Ratio of Expenses to Average Net Assets	0.88%*	0.88%	0.85%	0.95%	0.95%*	1.10%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.67%*	1.76%	1.58%	1.60%	1.78%*	1.84%	3.71%
Ratio of Net Investment Income to Average Net Assets	0.05%*	0.54%	2.27%	1.21%	1.27%*	1.10%	1.20%
Portfolio Turnover Rate	19%**	69%	41%	45%	21%**	60%	59%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

Aggressive Value Fund	Investor Class Shares
	Period November 1, 2020 to April 30, 2021	Year ended October 31,			Period May 1, 2017 to October 31, 2017(1)	Year ended April 30,

		2020	2019	2018		2017	2016
Net Asset Value, Beginning of Year/
Period	$17.11	$18.73	$17.50	$19.67	$18.76	$17.12	$19.15
Income (Loss) from Operations:
Net Investment Income(2)	0.01	0.15	0.22	0.13	0.07	0.02	0.04
Net Realized and Unrealized Gain (Loss)	8.43	(1.51)	1.15	(2.24)	0.84	1.66	(2.07)

Total from Operations	8.44	(1.36)	1.37	(2.11)	0.91	1.68	(2.03)

Dividends and Distributions:
Net Investment Income	(0.10)	(0.26)	(0.14)	(0.06)	—	(0.04)	—

Total Dividends and Distributions	(0.10)	(0.26)	(0.14)	(0.06)	—	(0.04)	—

Redemption Fees(2)(3)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Year/Period	$25.45	$17.11	$18.73	$17.50	$19.67	$18.76	$17.12

Total Return†	49.42%	(7.44)%	8.04%	(10.76)%	4.85%	9.83%	(10.60)%

Ratios and Supplemental Data
Net Assets, End of Year/Period
(Thousands)	$54,822	$37,808	$54,735	$80,479	$111,860	$112,985	$131,170
Ratio of Expenses to Average Net Assets	1.00%*	1.05%	1.16%	1.13%	1.12%*	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.22%*	1.29%	1.32%	1.20%	1.21%*	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.04%*	0.86%	1.26%	0.68%	0.75%*	0.14%	0.22%
Portfolio Turnover Rate	73%**	135%	92%	87%	43%**	72%	115%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Effective August 15, 2017, Cambiar Funds changed their fiscal year end to October 31 (See Note 1 in Notes to Financial Statements).
(2)	Per share data calculated using the average shares method.
(3)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Aggressive Value Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Aggressive Value Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Aggressive Value Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective August 15, 2017, the Funds changed their fiscal year end to October 31. The previous fiscal year end was April 30.

Effective June 3, 2020, the Cambiar Global Ultra Focus Fund’s name changed to the Cambiar Aggressive Value Fund.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held. As of April 30, 2021, the total market values of securities in the International Equity Fund and the International Small Cap Fund, valued in accordance with fair value procedures, were $65,550,981 and $6,257,833, or 6.5% and 6.8% of Net Assets, respectively.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Aggressive Value Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of April 30, 2021, the Cambiar Aggressive Value Fund held open options contracts.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

For the period ended April 30, 2021, the average quarterly long notional amount outstanding was $2,645,628, and the average quarterly short notional amount outstanding was $3,228,500.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents the Cambiar Aggressive Value Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of April 30, 2021:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Equity Swaps
Goldman Sachs	$413,554	$(310,317)	$-	$103,237

Total	$413,554	$(310,317)	$-	$103,237

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

The following table presents the Cambiar Aggressive Value Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of April 30, 2021:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged†	Net Amount
Equity Swaps
Goldman Sachs	$310,317	$(310,317)	$-	$-

Total	$310,317	$(310,317)	$-	$-

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/ or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Aggressive Value Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2021, the Funds retained fees of $0, $3,483, $0, $1,960, $2,946, $0 and $10, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2021, the Funds paid as follows for these services: $80,048, $25,494, $25,626, $302,298, $21,537, $2,785 and $24,271 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Aggressive Value Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2021, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Aggressive Value Funds earned credits of $399, $18, $94, $224, $7, $4 and $528, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.90%
Cambiar Global Equity Fund	0.75%
Cambiar Aggressive Value Fund	0.90%

The Adviser has contractually agreed, through March 1, 2022, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%
Cambiar International Small Cap	0.95%
Cambiar Global Equity Fund	0.80%
Cambiar Aggressive Value Fund	0.95%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the period ending April 30, 2021.

At April 30, 2021, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Aggressive Value Fund
4/30/18-4/30/19	2022	$199,336	$126,750	$164,447	$1,909,193	$102,303	$91,753	$83,569
4/30/19-4/30/20	2023	200,248	127,309	129,385	2,252,473	87,100	78,873	101,336
4/30/20-4/30/21	2024	258,029	149,595	159,100	1,584,170	156,294	88,881	114,572

		$657,613	$403,653	$452,932	$5,745,835	$345,697	$259,507	$299,477

5. Investment Transactions:

For the period ended April 30, 2021, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$93,294,165	$70,525,146
Cambiar SMID Fund	57,209,041	25,748,168
Cambiar Small Cap Fund	36,951,233	43,592,611
Cambiar International Equity Fund	319,842,613	645,010,293
Cambiar International Small Cap Fund	19,312,178	12,210,857
Cambiar Global Equity Fund	1,882,141	2,780,255
Cambiar Aggressive Value Fund	34,590,748	37,118,562

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, reclassification of long term capital gain distributions on REITs, foreign currency translations and reclassifications of distributions. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020 is primarily related to utilization of earnings and profits on shareholder redemptions.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2020	$3,501,349	$17,847,024	$21,348,373
2019	6,260,013	23,412,011	29,672,024
Cambiar SMID Fund
2020	750,316	1,725,069	2,475,385
2019	541,238	2,007,349	2,548,587
Cambiar Small Cap Fund
2020	469,927	3,521,137	3,991,064
2019	4,236,129	15,716,565	19,952,694
Cambiar International Equity Fund
2020	80,535,910	—	80,535,910
2019	23,659,218	5,305,729	28,964,947
Cambiar International Small Cap Fund
2020	39,907	—	39,907
2019	16,766	92,400	109,166
Cambiar Global Equity Fund
2020	221,761	400,801	622,562
2019	166,939	271,257	438,196
Cambiar Aggressive Value Fund
2020	755,037	—	755,037
2019	594,681	—	594,681

As of October 31, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Aggressive Value Fund
Undistributed Ordinary Income	$7,179,709	$322,970	$371,996	$15,554,883	$1,458,261	$266,991	$213,298
Undistributed Long-Term Capital Gain	3,538,994	–	–	–	33,984	357,955	–
Capital Loss Carryforwards	–	(790,013)	(1,266,194)	(215,232,501)	–	–	(27,991,030)
Net Unrealized Appreciation	32,984,688	6,937,111	6,963,698	42,103,869	9,763,807	794,463	3,532,624
Other Temporary Differences	(9)	–	–	2	(2)	2	7

Total Distributable Earnings (Loss)	$43,703,382	$6,470,068	$6,069,500	$(157,573,747)	$11,256,050	$1,419,411	$(24,245,101)

Other temporary differences primarily consist of forwards

As of October 31, 2020, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Capital Loss Carryforwards
Cambiar SMID Fund	—	790,013	790,013
Cambiar Small Cap Fund	—	1,266,194	1,266,194
Cambiar International Equity Fund	206,123,974	9,108,527	215,232,501
Cambiar Aggressive Value Fund	26,268,775	1,722,255	27,991,030

During the fiscal year ended October 31, 2020, the International Small Cap Fund utilized the prior year capital loss carryforward of $246.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to Wash sales and investments in partnerships and total return swaps.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$234,302,654	$102,187,220	$–	$102,187,220
Cambiar SMID Fund	90,391,467	30,345,524	(79,625)	30,265,899
Cambiar Small Cap Fund	78,149,987	23,295,199	(575,488)	22,719,711
Cambiar International Equity Fund	752,290,093	234,957,135	(10,030,938)	224,926,197
Cambiar International Small Cap Fund	59,999,850	25,587,522	(147,221)	25,440,301
Cambiar Global Equity Fund	8,010,061	2,941,003	(91,703)	2,849,300
Cambiar Aggressive Value Fund	39,647,196	13,716,058	(179,613)	13,536,445

7. Concentrated Risks:

At April 30, 2021, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Funds use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021 (UNAUDITED)

8. Other:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	65%
Cambiar Opportunity Fund, Institutional Class	2	60%
Cambiar SMID Fund, Investor Class	1	86%
Cambiar SMID Fund, Institutional Class	2	76%
Cambiar Small Cap Fund, Investor Class	3	63%
Cambiar Small Cap Fund, Institutional Class	3	63%
Cambiar International Equity Fund, Investor Class	1	73%
Cambiar International Equity Fund, Institutional Class	2	68%
Cambiar International Small Cap, Institutional Class	3	92%
Cambiar Global Equity Fund, Investor Class	2	90%
Cambiar Aggressive Value Fund, Investor Class	2	43%

9. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,351.30	0.84%	$4.90
Hypothetical 5% Return	$1,000.00	$1,020.63	0.84%	$4.21
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,352.90	0.65%	$3.79
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,471.30	0.95%	$5.82
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,471.70	0.85%	$5.21
Hypothetical 5% Return	$1,000.00	$1,020.58	0.85%	$4.26
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,411.30	1.10%	$6.58
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,413.10	0.90%	$5.38
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,297.10	0.98%	$5.58
Hypothetical 5% Return	$1,000.00	$1,019.94	0.98%	$4.91
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,297.20	0.90%	$5.13
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,333.60	1.05%	$6.08
Hypothetical 5% Return	$1,000.00	$1,019.59	1.05%	$5.26
Cambiar Global Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,303.80	0.88%	$5.03
Hypothetical 5% Return	$1,000.00	$1,020.43	0.88%	$4.41
Cambiar Aggressive Value Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,494.20	1.00%	$6.18
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021